Prospectus Supplement                                              212972 3/04

dated March 19, 2004 to:
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PUTNAM ASSET ALLOCATION FUNDS
  Putnam Asset Allocation: Growth Portfolio
  Putnam Asset Allocation: Balanced Portfolio
  Putnam Asset Allocation: Conservative Portfolio

Prospectuses dated January 30, 2004

The third paragraph and table under the heading "Who manages the fund(s)?" are replaced with the following:

The following team members coordinate the team's management of each fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader              Since   Experience
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Jeffrey L. Knight             2002    1993 - Present    Putnam Management
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Portfolio members             Since   Experience
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Robert J. Kea                 2002    1989 - Present    Putnam Management
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Bruce S. MacDonald            2004    1998 - Present    Putnam Management
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Robert J. Schoen              2002    1997 - Present    Putnam Management
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